EQUITY (CAPITAL DEFICIENCY) (Assumptions Used to Determine the Fair Value of Options) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Share Options and Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life, minimum	5.5	0.17	5.25	5.54
Expected life, maximum	6.5	6.5	6	6
Risk-free interest rate, minimum	0.70%	0.03%	1.70%	1.70%
Risk-free interest rate, maximum	1.30%	2.79%	2.69%	2.49%
Volatility, minimum	58.00%	55.00%	79.00%	75.00%
Volatility, maximum	66.00%	79.00%	80.00%	79.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Nonemployee Share Options and Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life, minimum	2	1	9.7	9
Expected life, maximum	10	10	10	10
Risk-free interest rate, minimum	0.30%	1.02%	2.65%	3.40%
Risk-free interest rate, maximum	1.47%	3.39%	3.01%	3.59%
Volatility			87.00%
Volatility, minimum	47.00%	53.00%		86.00%
Volatility, maximum	65.00%	62.00%		91.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%